Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,336,342	$ 1,195,987
Retail revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,015,179	859,959
Wholesale revenue
Disaggregation of Revenue [Line Items]
Total revenue	316,321	333,711
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,842	$ 2,317